Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Net revenue	$ 219,180		$ 219,180
Cost of goods sold	131,173		131,173
Gross profit	88,007		88,007
Operating expenses:
Research and development	364,370	$ 539,362	1,717,784	$ 844,771
Sales and marketing	203,091	174,266	875,744	224,233
General and administrative	880,103	362,518	2,779,156	580,148
Total operating expenses	1,447,564	1,076,146	5,372,684	1,649,152
Loss from operations	(1,359,557)	(1,076,146)	(5,284,677)	(1,649,152)
Interest expense, net	1,051	51,893	442,811	51,893
Loss before provision for income taxes	(1,360,608)	$ (1,128,039)	(5,727,488)	$ (1,701,045)
Provision for income taxes	575		1,375
Net loss	$ (1,361,183)	$ (1,128,039)	$ (5,728,863)	$ (1,701,045)
Net loss per share
Basic and diluted	$ (0.06)	$ (0.11)	$ (0.35)	$ (0.23)
Weighted -average shares used in computing net loss per share:
Basic and diluted	21,845,932	10,050,000	16,601,476	7,386,397